VictoryShares Free Cash Flow Growth ETF Average Annual Total Returns	12 Months Ended	13 Months Ended		30 Months Ended	60 Months Ended	98 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	12.76%		20.77%	13.59%	14.32%	14.59%
Russell 1000® Growth Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	17.07%
Victory Free Cash Flow Growth Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.02%	13.11%
VictoryShares Free Cash Flow Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent	18.51%	11.79%	[1]
VictoryShares Free Cash Flow Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.50%	11.78%	[1]
VictoryShares Free Cash Flow Growth ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.96%	8.99%	[1]

[1]	Inception date is December 4, 2024.